Note 4 - Securities	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at January 31, 2023, the Bank held securities totalling $49.8 million ( October 31, 2022 - $141.6 million), comprised of a Government of Canada Treasury Bill and a US Government Treasury Bill.  The Government of Canada Treasury Bill was purchased for $19.5 million with a face value totaling $20.0 million, resulting in a yield of 2.81%, and maturing on May 25, 2023. The US Government Treasury Bill was purchased for USD $22.4 million ($29.9 million) with a face value of USD $22.5 million ($30.0 million), resulting in a yield of 4.18%, and matured on February 7, 2023.